UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2011

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Interactive Financial Advisors
Address:  2215 York Road, Suite 306
          Oak Brook, IL  60523


Form 13F File Number:  028-12638

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Joanne M. Woiteshek
Title:    Chief Compliance Officer
Phone:    630-472-1300

Signature, Place, and Date of Signing:

   /s/ Joanne M. Woiteshek            Oak Brook, IL            October 4, 2011
   -----------------------            -------------            ---------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           64
                                         -----------

Form 13F Information Table Value Total:  $   142,561
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

               COLUMN 1                COLUMN 2 COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8
-------------------------------------- -------- --------- ----------- -------------------- ---------- -------- ---------------------
                                                                                                                 VOTING AUTHORITY
                                       TITLE OF                         SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ---------------------
            NAME OF ISSUER              CLASS     CUSIP      VALUE      PRN AMT   PRN CALL DISCRETION MANAGERS SOLE SHARED   NONE
-------------------------------------- -------- --------- ----------- ----------- --- ---- ---------- -------- ---- ------ ---------
CLAYMORE EXCHANGE TRADED FD TR 2
  CLAYMORE S&P GLOBAL WATER Total      ETF      18383Q507     202,747      11,067 SH       SOLE                               11,067
DOW CHEMICAL Total                     C        260543103         629          28 SH       SOLE                                   28
DWS MON MKT PRIME SERIES- DWS MON MKT
  FUND Total                           MM       23339A101     250,579     250,579 SH       SOLE                              250,579
EGA EMERGING GLOBAL SHS TR EMERGING
  GLOBAL SHS INDXX CHINA
  INFRASTRUCTURE Total                 ETF      268461837      10,848         797 SH       SOLE                                  797
FEDERATED PRIME CASH SERIES FUND Total MM       147551105   1,609,968   1,609,968 SH       SOLE                            1,609,968
FEDERATED US TREASURY CASH RESERVES
  FUND INSTITUTIONAL CLASS Total       MM       60934N682     250,461     250,461 SH       SOLE                              250,461
FIDELITY CASH RESERVE FUND RETAIL
  CLASS Total                          MM       316067107     250,399     250,399 SH       SOLE                              250,399
GLOBAL INDUSTRIES LTD Total            C        379336100         348          44 SH       SOLE                                   44
ISHARES COMEX GOLD TR ISHARES Total    WF       464285105     900,110      56,861 SH       SOLE                               56,861
ISHARES IBOXX INVESTOP INVESTMENT
  GRADE CORP BD FD Total               ETF      464287242   6,373,256      56,747 SH       SOLE                               56,747
ISHARES MSCI ACWI EX US INDEX FD ETF
  Total                                ETF      464288240      87,905       2,508 SH       SOLE                                2,508
ISHARES MSCI EAFE INDEX FUND EFA Total ETF      464287465   2,461,673      51,521 SH       SOLE                               51,521
ISHARES MSCI PACIFIC EX-JAPAN INDEX
  FUND Total                           ETF      464286665      93,322       2,538 SH       SOLE                                2,538
ISHARES RUSSELL 1000 INDEX FUND Total  ETF      464287622      26,705         427 SH       SOLE                                  427
ISHARES RUSSELL 2000 INDEX FUND Total  ETF      464287655   2,554,768      39,732 SH       SOLE                               39,732
ISHARES RUSSELL 2000 VALUE INDEX FUND
  Total                                ETF      464287630   9,480,382     166,235 SH       SOLE                              166,235
ISHARES RUSSELL MIDCAP INDEX FUND
  Total                                ETF      464287499       2,383          27 SH       SOLE                                   27
ISHARES S&P 500 INDEX FD Total         ETF      464287200  24,618,546     216,541 SH       SOLE                              216,541
ISHARES S&P GLOBAL ENERGY SECTOR
  INDEX FUND Total                     ETF      464287341   1,004,325      30,269 SH       SOLE                               30,269
ISHARES S&P GLOBAL TECHNOLOGY SECTOR
  INDEX FUND Total                     ETF      464287291       9,618         176 SH       SOLE                                  176
ISHARES S&P GROWTH INDEX FD Total      ETF      464287309     259,413       4,236 SH       SOLE                                4,236
ISHARES S&P MIDCAP 400 GROWTH INDEX
  FD Total                             ETF      464287606       3,234          36 SH       SOLE                                   36
ISHARES S&P NATIONAL Total             ETF      464288414       6,932          65 SH       SOLE                                   65
ISHARES S&P SMALLCAP 600 GROWTH INDEX
  FD Total                             ETF      464287887       3,094          48 SH       SOLE                                   48
ISHARES S&P VALUE INDEX FD Total       ETF      464287408   2,539,232      49,229 SH       SOLE                               49,229
ISHARES SILVER TRUST Total             WF       46428Q109     128,794       4,455 SH       SOLE                                4,455
ISHARES TR BARCLAYS 1-3 YR CR BD FD
  Total                                ETF      464288646     149,731       1,440 SH       SOLE                                1,440
ISHARES TR BARCLAYS 1-3 YR TREAS
  INDEX FD Total                       ETF      464287457   3,068,115      36,279 SH       SOLE                               36,279
ISHARES TR BARCLAYS 20+ TREAS BD FD
  Total                                ETF      464287432   1,352,114      11,193 SH       SOLE                               11,193
ISHARES TR BARCLAYS 7-10 YR TRES
  INDEX FD Total                       ETF      464287440   1,341,219      12,765 SH       SOLE                               12,765
ISHARES TR BARCLAYS INTERMED CR BD FD
  Total                                ETF      464288638   8,863,570      83,000 SH       SOLE                               83,000
ISHARES TR BARCLAYS TIPS BD FD
  PROTECTED SECS FD Total              ETF      464287176   8,886,825      77,750 SH       SOLE                               77,750
ISHARES TR BARCLAYS US AGGREGATE BD
  FD Total                             ETF      464287226  28,541,173     259,206 SH       SOLE                              259,206
ISHARES TR COHEN & STEERS REALTY
  MAJORS INDEX FD Total                ETF      464287564     654,773      10,671 SH       SOLE                               10,671
ISHARES TR DOW JONES SELECT DIV INDEX
  FD Total                             ETF      464287168     108,058       2,240 SH       SOLE                                2,240
ISHARES TR FTSE CHINA 25 INDEX FD
  Total                                ETF      464287184      35,085       1,138 SH       SOLE                                1,138
ISHARES TR JPMORGAN USD EMERGING MKTS
  BD FD Total                          ETF      464288281       2,530          24 SH       SOLE                                   24
ISHARES TR S&P LATIN AMER 40 INDEX
  FUND Total                           ETF      464287390      45,567       1,172 SH       SOLE                                1,172
ISHARES TR SP US PFD Total             ETF      464288687   1,882,665      52,869 SH       SOLE                               52,869
ISHARES TRUST - ISHARES FTSE
  EPRA/NAREIT GLOBAL REAL ESTATE
  EX-U.S. INDEX FUND Total             ETF      464288489      69,197       2,769 SH       SOLE                                2,769
ISHARES TRUST ISHARES MSCI VALUE
  INDEX FUND Total                     ETF      464288877   8,957,318     215,891 SH       SOLE                              215,891
ISHARES TRUST ISHARES S&P GLOBAL
  MATERIALS SECTOR INDEX FUND Total    ETF      464288695      32,339         603 SH       SOLE                                  603
J & J SNACK FOODS CORP Total           C        466032109         913          19 SH       SOLE                                   19
KNIGHT CAP GROUP INC COM Total         C        499005106         948          78 SH       SOLE                                   78
MATTHEWS INTERNATIONAL CORPORATION -
  CLASS A COMMON STOCK Total           C        577128101       1,629          53 SH       SOLE                                   53
MONTPELIER RE HOLDINGS LTD SHS ISIN
  #BMG621851069 Total                  C        G62185106         937          53 SH       SOLE                                   53
MOTOROLA INC COM NEW Total             C        620076307         838          20 SH       SOLE                                   20
MOTOROLA MOBILITY HLDGS INC Total      C        620097105         680          18 SH       SOLE                                   18
NIKE INC CLASS B Total                 C        654106103       1,283          15 SH       SOLE                                   15
PLANTRONICS INC Total                  C        727493108       1,792          63 SH       SOLE                                   63
RADIANT SYSTEMS INC Total              C        75025N102       2,092          76 SH       SOLE                                   76
SELECT SECTOR SPDR FD HEALTH CARE
  Total                                ETF      81369Y209     316,856       9,986 SH       SOLE                                9,986
SPDR INDEX SHS FDS S&P EMERGING ASIA
  PAC ETF Total                        ETF      78463X301      34,422         535 SH       SOLE                                  535
SPDR LEHMAN INT'L TREASURY BOND ETF
  Total                                ETF      78464A516   9,024,675     150,136 SH       SOLE                              150,136
SPDR SERIES TRUST DB INT'L GOV'T
  INFLATION-PROTECTED BOND ETF Total   ETF      78464A490      98,230       1,717 SH       SOLE                                1,717
ST SPDR SP BRIC 40 Total               ETF      78463X798     137,774       6,747 SH       SOLE                                6,747
VANGUARD DIVIDEND APPRECIATION VIPERS
  Total                                ETF      921908844  12,752,154     261,529 SH       SOLE                              261,529
VANGUARD INTERMEDIATE TERM CORP BOND
  INDEX FD ETF Total                   ETF      92206C870     233,812       2,888 SH       SOLE                                2,888
VANGUARD INTL EQUITY FDS FTSE ALL
  WORLD EX USA SMALL CAP INDEX FD ETF
  SHS Total                            ETF      922042718       2,903          37 SH       SOLE                                   37
VANGUARD INTL EQUITY INDEX FDS MSCI
  EMERGING MKTS ETF Total              ETF      922042858     185,277       5,171 SH       SOLE                                5,171
VANGUARD LARGE-CAP VIPERS Total        ETF      922908637   1,079,485      20,900 SH       SOLE                               20,900
VISA INC COM CL A Total                C        92826C839       7,286          85 SH       SOLE                                   85
WELLS FARGO & CO NEW COM Total         C        949746101      82,104       3,404 SH       SOLE                                3,404
WISDOMETREE TR HIGH YIELDING EQUITY
  FD Total                             ETF      97717W208   1,475,347      38,271 SH       SOLE                               38,271